Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling Interests
Schedule of information about non-controlling interests

	2025		2024
Capital stock	Ps.	747,477	Ps.	771,485
Additional paid-in capital		2,952,806		2,952,806
Legal reserve		149,749		149,970
Retained earnings from prior years (1)		5,411,143		5,449,774
Net income (loss) for the year		233,242		(62,860)
Accumulated other comprehensive loss:
Remeasurement of post-employment benefit obligations on defined benefit plans		(21,694)		(19,606)
	Ps.	9,472,723	Ps.	9,241,569

(1)	In the years ended December 31, 2025 and 2024, the Group did not pay dividends to its non-controlling interests.

Schedule of consolidated assets and liabilities of subsidiaries

	Empresas Cablevisión (1)
	2025		2024
Assets:
Current assets	Ps.	10,456,163	Ps.	8,351,193
Non-current assets		18,187,625		19,935,495
Total assets		28,643,788		28,286,688

Liabilities:
Current liabilities		6,134,255		7,050,863
Non-current liabilities		2,798,253		1,727,061
Total liabilities		8,932,508		8,777,924
Net assets	Ps.	19,711,280	Ps.	19,508,764

(1)	Company’s non-controlling interest of 48.5% as of December 31, 2025, and 2024, respectively.

Schedule of consolidated revenues, net income and total comprehensive income of subsidiaries

	Empresas Cablevisión
	2025		2024
Revenues	Ps.	14,588,889	Ps.	14,628,084
Net income (loss)		456,967		(93,660)
Comprehensive income (loss)		455,528		(110,247)

Summary of consolidated cash flows of subsidiaries

	Empresas Cablevisión
	2025		2024
Cash flows from operating activities	Ps.	3,808,357	Ps.	5,037,835
Cash flows used in investing activities		(1,698,126)		(1,696,109)
Cash flows used in financing activities		(634,624)		(1,575,575)
Net increase in cash and cash equivalents	Ps.	1,475,607	Ps.	1,766,151